Servicer's Certificate
for the Collection Period February 01, 2013 through February 28, 2013 for Payment Date of March 15, 2013
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	28	30/360 Days	30
Interest Accrual Period	28	Actual/360 Days	28

	Initial Principal	Final	Beginning	Beginning	Principal	Prior	Principal	Current	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Distributable	Principal	Distribution	Principal	Principal	Principal
		Payment Date	Balance	Factor	Amount	Carryover	Amount	Carryover	Balance	Factor
A-1	$613,800,000.00	7/15/11	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2	$434,300,000.00	8/15/12	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$587,800,000.00	2/18/14	$38,771,920.59	0.0659611	$22,243,706.73	$0.00	$22,243,706.73	$0.00	$16,528,213.86	0.0281188
A-4	$114,100,000.00	1/17/17	$114,100,000.00	1.0000000	$0.00	$0.00	$0.00	$0.00	$114,100,000.00	1.0000000
Total	$1,750,000,000.00		$152,871,920.59		$22,243,706.73	$0.00	$22,243,706.73	$0.00	$130,628,213.86	0.0746447

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.56012%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.74000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	1.04000%	$33,602.33	$0.00	$33,602.33	$0.00	$22,277,309.06
A-4	1.47000%	$139,772.50	$0.00	$139,772.50	$0.00	$139,772.50
Total		$173,374.83	$0.00	$173,374.83	$0.00	$22,417,081.56

Credit Enhancement

Reserve Account		Overcollateralization

Initial Deposit Amount	$4,605,267.74	Aggregate Pool Balance	$236,549,379.68
Specified Reserve Account Amount	$4,605,267.74	Total Note Balance:	$130,628,213.86
Beginning Balance	$4,605,267.74	Overcollateralization Amount:	$105,921,165.82
Withdrawals	$0.00	Target Overcollateralization Amount:	$105,921,165.82
Amount Available for Deposit	$22,954,426.78
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$4,605,267.74
Reserve Account Required Amount	$4,605,267.74
Reserve Account Release to Seller	$0.00
Ending Reserve Account Balance	$4,605,267.74

Servicer's Certificate
for the Collection Period February 01, 2013 through February 28, 2013 for Payment Date of March 15, 2013
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	28	30/360 Days	30
Interest Accrual Period	28	Actual/360 Days	28

Liquidations of Charge-offs and Repossessions
			Amount
Liquidated Contracts	27	vehicles
Gross Principal of Liquidated Receivables			$221,703.75
Principal of Repurchased Contracts, previously charged-off			$0.00
Net Liquidation Proceeds Received During the Collection Period			$(18,166.99)
Recoveries on Previously Liquidated Contracts			$(142,653.94)
Net Credit Losses for the Collection Period			$60,882.82
Cumulative Credit Losses for all Periods	1,319	vehicles	$4,575,385.78
Repossessed in Current Period	8	vehicles

Delinquent and Repossessed Contracts

	Percentage of Current		Percentage of Current
	Month Number		Month Receivables
	of Contracts	Units	Pool Balance	Balance
30-59 Days Delinquent	1.14%	484	1.25%	$2,946,054.94
60-89 Days Delinquent	0.22%	95	0.24%	$572,404.36
90-119 Days Delinquent	0.07%	30	0.08%	$188,229.17
120 or More Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies		609		$3,706,688.47

Repossessed Vehicle Inventory		9
* Included with Delinquencies Above

Pool Data
	Original	Prior Month	Current Month
Receivables Pool Balance	$1,842,107,231.73	$258,793,086.41	$236,549,379.68
Number of Contracts	146,003	44,850	42,489
Weighted Average APR	5.63%	5.48%	5.48%
Weighted Average Remaining Term (Months)	40.24	19.50	18.87

Servicer's Certificate
for the Collection Period February 01, 2013 through February 28, 2013 for Payment Date of March 15, 2013
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	28	30/360 Days	30
Interest Accrual Period	28	Actual/360 Days	28

Collections
Amount
Principal Payments Received	$16,750,946.84
Prepayments in Full	$5,271,056.14
Interest Payments Received	$1,160,638.61
Aggregate Net Liquidation Proceeds	$160,820.93
Interest on Repurchased Contracts	$0.00
Total Collections	$23,343,462.52
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$0.00

Distributions

	Calculated Amount	Amount Paid	Shortfall
Servicing Fee	$215,660.91	$215,660.91	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$33,602.33	$33,602.33	$0.00
Interest - Class A-4 Notes	$139,772.50	$139,772.50	$0.00
Priority Principal Payment	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Payment	$22,243,706.73	$22,243,706.73	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00
Excess Amounts to Depositor	$710,720.05	$710,720.05	N/A

Noteholder Distributions

	Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
	Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,602.33	$0.06	$22,243,706.73	$37.84	$22,277,309.06	$37.90
Class A-4 Notes	$139,772.50	$1.23	$0.00	$0.00	$139,772.50	$1.23

Servicer's Certificate
for the Collection Period February 01, 2013 through February 28, 2013 for Payment Date of March 15, 2013
Toyota Auto Receivables 2010-B Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Ron Chu
Ron Chu
V.P. Accounting & Tax

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